[logo] PIONEER Investments(R)




May 5, 2009



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
File Desk
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Protected Principal Trust (the "Trust")
     (File Nos. 333-96545 and 811-21163)
     CIK No. 0001175959

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information relating to the offering of Class A, B and C shares of Pioneer Protected Principal Plus Fund (a series of the Trust), which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 9 to the Trust's registration statement on Form N-1A, filed with the Commission on April 30, 2009 (Accession No. 0001175959-09-000006).

If you have any questions or comments concerning the foregoing, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander

cc:  Jeremy B. Kantrowitz, Esq.
     Christopher J. Kelley, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




      "Member of the UniCredit Banking Group, register of banking groups"